Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

	December 31,
	2019	2020
	RMB	RMB

Office and other equipment	22,151,112	19,288,892
Leasehold improvements	21,636,662	17,858,447
Motor vehicles	1,580,101	1,950,081
Less: accumulated depreciation	(36,171,900)	(34,381,272)
Total	9,195,975	4,716,148

Total depreciation expense for the years ended December 31, 2019 and 2020 was RMB10,382,987 and RMB5,059,824, respectively, which were recorded in other expenses in each year.